CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 35,573	$ 34,739
Restricted Cash	15,111	9,909
Accounts Receivable, Net	11,387	9,374
Prepaid Expenses	6,288	4,847
Inventory	34,054	20,873
Voyages in Progress	13,081	10,488
Other Current Assets	5,285	1,918
Vessels Held for Sale	14,783	14,960
Total Current Assets	135,562	107,108
NON-CURRENT ASSETS
Vessels, net	760,986	715,263
Vessels under Construction	0	24,270
Right of Use Assets	1,550	1,857
Other Non-Current Assets	1,069	2,654
Total Non-Current Assets	763,605	744,044
Total Assets	899,167	851,152
Current Liabilities
Accounts Payable	7,913	6,552
Accrued Voyage Expenses	23,508	14,985
Other Current Liabilities	11,752	8,561
Dividends Payable	4,033	0
Current Portion of Long-Term Debt	41,581	37,547
Total Current Liabilities	88,787	67,645
Long-Term Debt	312,982	283,411
Operating Lease Liabilities	855	1,149
Other Non-Current Liabilities	644	724
Total Non-Current Liabilities	314,481	285,284
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 360,000,000 shares authorized, 202,672,862 and 183,694,196 shares issued and outstanding at June 30, 2022, and December 31, 2021, respectively	2,026	1,836
Additional Paid-in Capital	174,187	139,480
Contributed Surplus	523,838	529,816
Accumulated other comprehensive loss	(1,884)	(1,581)
Accumulated Deficit	(202,268)	(171,328)
Total Shareholders' Equity	495,899	498,223
Total Liabilities and Shareholders' Equity	$ 899,167	$ 851,152